Securities (Details 5) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Amortized Cost
Due in one year or less	$ 133,456	$ 125,804
Due after one year through five years	120,411	115,950
Due after five years through ten years	71,929	70,173
Due after ten years	680,251	727,671
Total	1,006,047	1,039,598
Total amortized cost	1,173,448	1,224,727
Fair Value
Due in one year or less	133,611	125,881
Due after one year through five years	130,803	125,245
Due after five years through ten years	74,513	70,280
Due after ten years	659,001	666,206
Total	997,928	987,612
Fair Value	1,163,227	1,168,920
Residential mortgage-backed securities
Amortized Cost
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities	55,895	59,936
Fair Value
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities	57,504	60,087
Collateralized mortgage obligations
Amortized Cost
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities	110,909	124,502
Fair Value
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities	107,130	120,461
Commercial mortgage-backed securities
Amortized Cost
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities	597	691
Fair Value
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities	$ 665	$ 760